Other Invested Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investments [Line Items]
Other invested assets	$ 2,976	$ 21,183
Low Income Housing Tax Credit Properties
Schedule of Investments [Line Items]
Other invested assets		138
Derivative
Schedule of Investments [Line Items]
Other invested assets	$ 2,976	$ 21,045